Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 992	$ 1,015	$ 1,002
Total	2,601	2,451	1,920
Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,438	1,235	700
Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	172	202	218
U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	582	612	613
Total	1,029	934	624
U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	319	178	(142)
U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	127	145	154
Non-U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	409	403	389
Total	1,573	1,517	1,295
Non-U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,119	1,057	842
Non-U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	44	57	64
Personal Pension Plan (PPP) | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,422	1,224	689
Personal Pension Plan (PPP) | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	303	167	(153)
Personal Pension Plan (PPP) | Non-U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,119	1,057	842
Retention Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	16	11	11
Retention Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	16	11	11
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	971	988	976
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	561	585	588
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | Non-U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	409	403	389
IBM Excess 401(k) Plus Plan
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	21	27	26
IBM Excess 401(k) Plus Plan | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 21	$ 27	$ 26